LIQUIDITY AND GOING CONCERN (Details) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 14, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Proceeds from License Fees Received	$ 5,000,000							$ 5,000,000
Increase (Decrease) in Other Accrued Liabilities								3,800,000
Cash and Cash Equivalents, at Carrying Value		$ 1,503,951		$ 2,663,171		$ 1,503,951	$ 2,663,171	1,238,585	$ 212,243	$ 25,759
Net Income (Loss) Attributable to Parent		(1,322,881)	$ (1,444,392)	(241,552)	$ (458,570)	(2,767,273)	(700,122)	(2,167,544)	(3,076,091)
Working Capital (Deficit)		420,079				420,079		42,330	(2,770,461)
Stockholders' Equity Attributable to Parent		$ (3,598,164)	$ (4,435,049)	$ (3,159,022)	$ (3,102,470)	(3,598,164)	(3,159,022)	(3,713,595)	(2,724,223)	$ (4,992,112)
Net Cash Provided by (Used in) Operating Activities						$ (2,014,414)	$ 2,710,232	$ 1,370,513	$ (652,971)